Share-Based Compensation - Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	229,038,872	185,907,876	68,589,097
Number of options, Granted	85,357,994	55,388,338	136,230,857
Number of options, Cancelled			(1,849,265)
Number of options, Forfeited	(27,297,153)	(4,570,510)	(1,544,428)
Number of options, Accelerated vesting and exercised		(5,595,868)	(15,518,385)
Number of options, Exercised		(7,686,832)
Number of options, Ending balance	287,099,713	229,038,872	185,907,876	68,589,097
Number of options, Exercisable	123,287,676
Weighted average exercise price, Beginning balance	$ 0.3706	$ 0.2179	$ 0.0073
Weighted average exercise price, Granted	0.0250	0.8790	0.2960
Weighted average exercise price, Cancelled			0.0006
Weighted average exercise price, Forfeited	0.0250	0.8782	0.2062
Weighted average exercise price, Exercised		0.0392
Weighted average exercise price, Ending balance	$ 0.0448	$ 0.3706	$ 0.2179	$ 0.0073
Weighted average remaining contractual life, balance	11 years 11 months 26 days	12 years 11 months 23 days	13 years 8 months 23 days	4 years 6 months 29 days
Aggregate intrinsic value,Balance	$ 91,942	$ 38,230	$ 749,602
Aggregate intrinsic value, Exercisable	$ 39,958